CASH AND RESTRICTED CASH (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND RESTRICTED CASH
Cash	¥ 9,968,109	¥ 16,259,457
Restricted cash - current assets	2,014,304	86,829
Restricted cash - non-current assets	43,954	146,643
Total cash and restricted cash shown in the consolidated statements of cash flows	¥ 12,026,367	¥ 16,492,929	¥ 5,973,262	¥ 2,284,748